DERIVATIVES	12 Months Ended
Dec. 31, 2015
DERIVATIVES [Abstract]
DERIVATIVES
12.	DERIVATIVES

Derivatives are used by the Company to manage its exposure to interest rate fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. As of December 31, 2015, the Company's total unsecured and secured debt balance, excluding unamortized debt discount, was $2.4 billion. Debt with floating interest rates totaled $1.5 billion, of which $1.1 billion was associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month and three-month LIBOR on the notional amounts over the life of the contracts. As of December 31, 2015 and 2014, the Company had interest rate swap contracts with notional amounts aggregating $1.0 billion and $1.4 billion, respectively. The unrealized fair value gain on the interest rate swap contracts, reflected as derivative assets, was $0.2 million and $2.1 million as of December 31, 2015 and 2014, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $19.3 million and $23.3 million as of December 31, 2015 and 2014, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company's credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company's debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

The Company's interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the year ended December 31, 2015, the Company recorded a net unrealized gain of $0.2 million, after the applicable net tax expense of $0.3 million. For the year ended December 31, 2014, the Company recorded an unrealized loss of $3.2 million, net of the applicable net tax benefit of $0.6 million. For the year ended December 31, 2013, the Company recorded an unrealized gain of $22.1 million, net of the applicable net tax expense of $3.5 million.

As of December 31, 2015, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	3	11/14/2018	0.90% - 1.03%	$57,447	$210	$3	$213	$186	$(9)
Accrued interest				—	(18)	—	(18)	—	—
Total – designated derivative assets	3			$57,447	$192	$3	$195	$186	$(9)

As of December 31, 2015, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	14	2/9/18-9/27/25	1.18% - 6.22%	$839,999	$(19,141)	$666	$(18,475)	$(16,243)	$(368)
Accrued interest				—	(823)	—	(823)	—	—
Total – designated derivative liabilities	14			$839,999	$(19,964)	$666	$(19,298)	$(16,243)	$(368)

Dedesignated Derivatives

In 2015, certain of the Company's interest rate derivatives no longer qualified for cash flow hedge accounting. The accumulated other comprehensive loss of $1.6 million associated with the dedesignated interest rate derivatives as of the dedesignation date was reclassified into earnings.

As of December 31, 2015, the Company had the following dedesignated derivative instruments classified as derivative assets on the balance sheet (dollar amount in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Loss Recognized into Earnings
Interest rate swap contracts	1	11/14/2018	1.10%	$20,219	$51	$2	$53	$(53)
Accrued interest				—	(7)	—	(7)	—
Total – dedesignated derivative assets	1			$20,219	$44	$2	$46	$(53)

As of December 31, 2015, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollar amount in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized into Earnings
Interest rate swap contracts	2	11/14/2018	1.18% - 1.22%	$42,224	$(16)	$4	$(12)	$(263)
Accrued interest				—	(17)	—	(17)	—
Total – dedesignated derivative liabilities	2			$42,224	$(33)	$4	$(29)	$(263)

Terminated Derivatives

In 2015, the Company terminated 14 interest rate swap contracts and recognized a loss into earnings associated with the terminated interest rate swap contracts totaling $2.4 million. In addition, the Company recognized a net loss of $1.1 million on swap ineffectiveness.

In connection with the sale of six aircraft by the Company during the first quarter of 2013, the buyer assumed the underlying debt financing and derivative contracts associated with the aircraft. As of the disposal date, the derivative contracts were classified as derivative liabilities and had a negative fair market value of $5.0 million.